Private Placement (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 19, 2021	Mar. 31, 2022	Dec. 31, 2021
Private Placement (Details) [Line Items]
Purchased aggregate shares		390,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Generating gross proceeds		$ 3,900,000
EarlyBirdCapital [Member]
Private Placement (Details) [Line Items]
Purchase price per share	$ 10	$ 10
Additional shares of private units	26,000
EarlyBirdCapital [Member] | Archimedes Tech Spac Partners Co [Member]
Private Placement (Details) [Line Items]
Purchased aggregate shares			390,000
Purchase price per share	$ 10		$ 10
Generating gross proceeds	$ 260,000		$ 3,900,000
Additional shares of private units	26,000
Sponsor [Member] | Maximum [Member]
Private Placement (Details) [Line Items]
Generating gross proceeds	$ 260,000